Convertible Note Payable (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Debt discount	$ 869,329		$ 869,329
Finance expense	$ 300,600	$ 183,819	456,656
Common stock percentage	4.99%
Interest expense	$ 29,753		17,260	21,516
Interest expense related to the debt discount			456,656
Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest expense			$ 36,243	$ 21,516
Note Holder [Member]
Short-Term Debt [Line Items]
Common stock percentage			4.99%